Income Taxes (Details) - Schedule of Net Loss (Income) Before Tax on Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Net Loss Income Before Tax on Income [Abstract]
Domestic (Israel)	$ 28,224	$ 33,100	$ 27,089
Foreign	916	642	175
Net loss (income) before tax on income	$ 29,141	$ 33,742	$ 27,264